Property and equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 1,618	$ 1,617	$ 6,469	$ 6,152